Dividends	12 Months Ended
Mar. 31, 2018
Dividend [Abstract]
Dividends

10. Dividends

What dividends have been paid and proposed for the year?

No dividend was paid to the parent company, BT Group Investments Limited, during 2017/18 (2016/17: £2,350m, 2015/16: £1,450m).

Subsequent to 31 March 2018 the directors have declared a final dividend of £2,500m payable in 2018/19 (2016/17: £nil, 2015/16: £2,350m).